Condensed Consolidated Balance Sheets (USD $)	Sep. 30, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 3,650,037	$ 4,911,350
Trade accounts receivable, net of allowance of $0 and $8,174	0	0
Other receivables	34,348	293
Prepaid research expenses		209,780
Prepaid expenses and other assets	24,166	120,427
Assets of segment held for sale	156,438	286,065
Total current assets	3,864,989	5,527,915
Property and equipment, net of accumulated depreciation of $316,438 and $265,502	42,145	91,482
Patents, net of accumulated amortization of $0 and $2,146	0
Deposit	25,625	35,625
Total assets	3,932,759	5,655,022
Current liabilities
Accounts payable and accrued expenses	213,424	269,996
Accrued salaries and benefits	454,393	549,815
Liabilities of segment held for sale	80,876	72,871
Total current liabilities	748,693	892,682
Deferred rent	44,876	47,675
Total liabilities	793,569	940,357
Commitments and contingencies
Stockholders' equity
Preferred stock, $0.01 par value, 5,000,000 shares authorized; 5,250 series B issued and 1 outstanding at September 30, 2012 and December 31, 2011
Common stock, $0.0001 par value, 50,000,000 shares authorized; 208,207 and 155,150 issued, 207,806 and 154,749 outstanding at September 30, 2012 and December 31, 2011, respectively	21	16
Paid-in capital in excess of par value	43,420,333	42,326,320
Treasury stock	(464,786)	(464,786)
Accumulated deficit	(39,816,378)	(37,146,885)
Total stockholders' equity	3,139,190	4,714,665
Total liabilities and stockholders' equity	$ 3,932,759	$ 5,655,022